NOTE 10 - STOCKHOLDERS' EQUITY	Mar. 31, 2023
March 31, 2023
NOTE 10 - STOCKHOLDERS' EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 75,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought. During February 2017, the Company increased the authorized number of shares to 500,000,000. Also, the Company increased the authorized preferred stock to 75,000,000 shares and designated 25,000,000 shares of preferred stock to Series A Convertible Preferred Stock. During January 2018, the Company increased its authorized number of common shares to 1,000,000,000. During April 2018, the Company increased its authorized number of common shares to 2,500,000,000. The Board of Directors, in the future, has the authority to increase the authorized capital up to 4,000,000,000 shares based on shareholder approval.

The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018.

On October 16, 2017, the Company filed an Amended and Restated Certificate of Designation of the Rights, Preferences, Privileges and Restrictions of the Series A Convertible Preferred Stock (the “Amended Certificate”) with the Secretary of State of the State of Nevada. The Amended Certificate reduces the number of preferred shares designated as Series A Preferred Stock from 25,000,000 shares to 1,333,334 shares. The Amended Certificate also changes the conversion and voting rights of the Series A Preferred Stock. The Series A Preferred Stock is now convertible into the number of shares of our common stock equal to 0.00006% of our outstanding common stock upon conversion. The voting rights of the Series A Preferred Stock are now equal to the number of shares of common stock into which the Series A Preferred Stock may convert.

As of March 31, 2023, there are no outstanding shares of preferred stock. All the preferred stock was converted in common stock on February 4, 2019.

Common Share Issuances

During the months ended March 31, 2023, the Company issued 320,000 shares of common stock.

There were no shares issued during the fourth quarter 2022.  During the third quarter 2022, the Company issued 340,000 shares of common stock for consulting fees along with issuing 340,621 shares of common stock to convert an outstanding note payable to a shareholder.  On May 19, 2022, the Company issued 4,400,000 shares of common stock for broker and consulting fees.  On April 22 and 25, 2022, the Company issued 2,000,000 shares of common stock for broker and funding fees.  On February 4, 2022, the Company issued 507,917 shares of common stock in a direct security purchase agreement.  On January 10, 2022, the Company cancelled 200,267 shares of common stock.  Further, on March 4, 2022, the Company cancelled 600,000 shares of common stock.

Warrant Issuances

During the month ending March 31, 2022, the Company issued 7,421,544 warrants to 2 unrelated parties at a par share price of $0.04716.  On February 2, 2022, the Company issued 2,000,000 warrants to an individual.  As of March 31, 2023, there were 23,421,544 warrants outstanding, of which 20,600,000 warrants are fully vested.

Stock Issued for Services

On March 6, 2023, the Company issued 320,000 shares of common stock for consulting fees.

On September 13, 2022, the Company issued 340,000 shares of common stock for consulting fees.  During the period ending June 30, 2022, the Company issued 6,400,000 shares of common stock for broker, consulting, and funding fees.

Share Conversion Agreements

All of the holders of the Company’s Series A Convertible Preferred Stock (the “Preferred Holders”) entered into a Preferred Stock Conversion Agreement. Pursuant to the Conversion Agreements, the Preferred Holders converted their shares of preferred stock into common stock, effective as of the Exchange. As a result, no shares of the Company’s Series A Convertible Preferred Stock are outstanding. An aggregate of 15,592,986 shares of common stock were issued to the Preferred Holders. The Preferred Holders agreed to convert each share of Series A Convertible Preferred Stock into eighteen (18) shares of common stock and agreed to retire a total of 467,057 shares of Series A Convertible Preferred Stock. The Company cancelled the retired shares.

Omnibus Stock Grant and Option Plan

On December 31, 2021, the Company approved stock option agreements in the amount of 7,500,000 shares with a strike price of $0.05 to twenty-one individuals. These options are immediately vest and will expire in five years.

On December 26, 2022, the Company canceled 12,150,000 stock options with a strike price of $0.05.

The following table summarizes the non-qualified stock option and warrant activity for the period ended March 31, 2023 and December 31, 2022:

	March 31, 2023		December 31, 2022
	Number of		Number of
	Options/RSU/	Weighted Average	Options/RSU/	Weighted Average
	RSA/Warrants	Exercise Price	RSA/Warrants	Exercise Price
Outstanding at
beginning of year
Options	4,600,000	$0.050	3,850,000	$0.050
Warrants	16,000,000	$0.060	14,012,000	$0.062

Granted
Options	-	$-	750,000	$0.050
Warrants	-	$-	2,000,000	$0.050

Exercised
Options	-	$-	-	$-
Warrants	-	$-	-	$-

Cancelled
Options	-	$-	-	$-
Warrants	-	$-	(12,000)	$-

Outstanding at December 31,
Options	-	$-	4,600,000	$0.050
Warrants	-	$-	16,000,000	$0.060

Exercisable at March 31,
Options	4,600,000	$0.050	-	$-
Warrants	16,000,000	$0.060	-	$-

Weighted average
remaining contractual		Aggregate		Aggregate
life	Life	Intrinsic Value	Life	Intrinsic Value
Options	3.09	$-	3.34	$-
Warrants	1.92	$-	2.17	$-

Offering Circular

During the first part of the 2021, the Company filed a Regulation A Offering Circular with the U.S. Securities and Exchange Commission. The Offering Circular was qualified during August 2021.

December 31, 2022
NOTE 10 - STOCKHOLDERS' EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 75,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought. During February 2017, the Company increased the authorized number of shares to 500,000,000. Also, the Company increased the authorized preferred stock to 75,000,000 shares and designated 25,000,000 shares of preferred stock to Series A Convertible Preferred Stock. During January 2018, the Company increased its authorized number of common shares to 1,000,000,000. During April 2018, the Company increased its authorized number of common shares to 2,500,000,000. The Board of Directors, in the future, has the authority to increase the authorized capital up to 4,000,000,000 shares based on shareholder approval.

The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018.

On October 16, 2017, the Company filed an Amended and Restated Certificate of Designation of the Rights, Preferences, Privileges and Restrictions of the Series A Convertible Preferred Stock (the “Amended Certificate”) with the Secretary of State of the State of Nevada. The Amended Certificate reduces the number of preferred shares designated as Series A Preferred Stock from 25,000,000 shares to 1,333,334 shares. The Amended Certificate also changes the conversion and voting rights of the Series A Preferred Stock. The Series A Preferred Stock is now convertible into the number of shares of our common stock equal to 0.00006% of our outstanding common stock upon conversion. The voting rights of the Series A Preferred Stock are now equal to the number of shares of common stock into which the Series A Preferred Stock may convert.

As of December 31, 2022, there are no outstanding shares of preferred stock. All the preferred stock was converted in common stock on February 4, 2019.

Common Share Issuances

During the months ended December 31, 2022, the Company issued 7,588,538 shares of common stock while cancelling a total of 800,267 shares of common stock.

There were no shares issued during the fourth quarter 2022.  During the third quarter 2022, the Company issued 340,000 shares of common stock for consulting fees along with issuing 340,621 shares of common stock to convert an outstanding note payable to a shareholder.  On May 19, 2022, the Company issued 4,400,000 shares of common stock for broker and consulting fees.  On April 22 and 25, 2022, the Company issued 2,000,000 shares of common stock for broker and funding fees.  On February 4, 2022, the Company issued 507,917 shares of common stock in a direct security purchase agreement.  On January 10, 2022, the Company cancelled 200,267 shares of common stock.  Further, on March 4, 2022, the Company cancelled 600,000 shares of common stock.

During the fourth quarter 2021, the Company issued 3,500,000 shares of common stock for consulting fees. Additionally, the Company raised during the year over $900,000 in direct security purchase agreements which were converted into 15,403,983 shares of the Company’s common stock.  During the third quarter 2021, the Company issued 1,177,778 shares of common stock for advertising and broker fees. On March 18, 2021, the Company raised $340,000 note payable agreement which 1,200,000 shares of the Company’s common stock were issued to the note holder. Additionally, 2,000,000 shares of common stock were issued to a company helping secure the note. Furthermore, 715,000 shares of common stock were issued for marketing services while 1,000,000 shares of common stock were issued for advertising services. During January 2021 the company converted 4,500,000 of securities purchase agreement into common stock shares.

Warrant Issuances

During the year ending December 31, 2021, the Company issued 14,000,000 warrants to 25 parties at a per share price between $0.05 and $0.075.  On February 2, 2022, the Company issued 2,000,000 warrants to an individual.  As of December 31, 2022, there were 16,000,000 warrants outstanding, of which 16,000,000 warrants are fully vested.

Stock Issued for Services

On March 18, 2021, the Company issued 715,000 shares of common stock as the compensation for this agreement. Additionally on March 18, 2021, the Company issued 2,000,000 shares of common stock to a company helping secure the note. During the second and third quarters of 2021, the Company entered into several broker agreements to help raise capital for the Company. 1,177,778 shares of common stock were issued in the third quarter as broker fees. And additional 1,000,000 shares of common stock were issued in the second quarter as advertising fees.

On September 13, 2022, the Company issued 340,000 shares of common stock for consulting fees.  During the period ending June 30, 2022, the Company issued 6,400,000 shares of common stock for broker, consulting, and funding fees.

Share Conversion Agreements

All of the holders of the Company’s Series A Convertible Preferred Stock (the “Preferred Holders”) entered into a Preferred Stock Conversion Agreement. Pursuant to the Conversion Agreements, the Preferred Holders converted their shares of preferred stock into common stock, effective as of the Exchange. As a result, no shares of the Company’s Series A Convertible Preferred Stock are outstanding. An aggregate of 15,592,986 shares of common stock were issued to the Preferred Holders. The Preferred Holders agreed to convert each share of Series A Convertible Preferred Stock into eighteen (18) shares of common stock and agreed to retire a total of 467,057 shares of Series A Convertible Preferred Stock. The Company cancelled the retired shares.

Omnibus Stock Grant and Option Plan

On December 31, 2021, the Company approved stock option agreements in the amount of 7,500,000 shares with a strike price of $0.05 to twenty-one individuals.

On December 26, 2022, the Company canceled 12,150,000 stock options with a strike price of $0.05

The following table summarizes the non-qualified stock option and warrant activity for the years ended December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
	Number of		Number of
	Options/RSU/	Weighted Average	Options/RSU/	Weighted Average
	RSA/Warrants	Exercise Price	RSA/Warrants	Exercise Price
Outstanding at
beginning of year
Options	3,850,000	$0.050	2,700,000	$0.050
Warrants	14,012,000	$0.115	12,000	$62.500

Granted
Options	750,000	$0.050	1,150,000	$0.050
Warrants	2,000,000	$0.050	14,000,000	$0.080

Exercised
Options	-	$-	-	$-
Warrants	-	$-	-	$-

Cancelled
Options	-	$-	-	$-
Warrants	(12,000)	$-	-	$-

Outstanding at December 31,
Options	-	$-	3,850,000	$0.050
Warrants	-	$-	14,012,000	$0.115

Exercisable at December 31,
Options	4,600,000	$0.050	-	$-
Warrants	16,000,000	$0.060	-	$-

Weighted average
remaining contractual		Aggregate		Aggregate
life	Life	Intrinsic Value	Life	Intrinsic Value
Options	3.34	$-	3.34	$-
Warrants	2.17	$-	2.17	$-

Offering Circular

During the first part of the 2021, the Company filed a Regulation A Offering Circular with the U.S. Securities and Exchange Commission. The Offering Circular was qualified during August 2021.